Annual Total Returns - Fidelity Advisor® Value Fund [BarChart] - 10.31 Fidelity Advisor Value Fund - AMCIZ PRO-13 - Fidelity Advisor® Value Fund - Fidelity Advisor Value Fund-Class A	Dec. 30, 2021
Bar Chart Table:
Annual Return 2011	(7.12%)
Annual Return 2012	21.09%
Annual Return 2013	36.32%
Annual Return 2014	11.27%
Annual Return 2015	(6.77%)
Annual Return 2016	15.59%
Annual Return 2017	14.99%
Annual Return 2018	(17.80%)
Annual Return 2019	31.34%
Annual Return 2020	9.51%